Q U A N T F U N D S

August 4, 2008

VIA ELECTRONIC TRANSMISSION

Office of Registration

Securities and Exchange Commission

100 F Street N.E.

Washington, DC 20549

RE:	Quantitative Group of Funds d/b/a the Quant Funds (the “Trust”)
(File Nos. 022-84904; 811-03790; 333-102055)
CIK No. 0000722885

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of prospectus relating to the offering of Ordinary and Institutional Class prospectus and the statement of additional information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No.40 to the fund’s registration statement on Form N-1A filed electronically (Accession 0000722885-08-000042) on July 31, 2008.

Comments or questions concerning this certification may be directed to me at 781-676-5948.

Sincerely,

Quantitative Group of Funds

By:	/s/ Sandra I. Madden
Sandra I. Madden
Clerk

55 Old Bedford Road, Lincoln, MA 01773 ¦ 800-331-1244 ¦ fax 781-259-1166 ¦ www.quantfunds.com

Distributed by U.S. Boston Capital Corporation, Member FINRA/SIPC